BNY Mellon High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 90.1%
Advertising — .5%
Dotdash Meredith, Inc., Sr. Scd. Bonds(b)		7.63	6/15/2032	1,196,000	1,185,894
Neptune Bidco US, Inc., Sr. Scd. Notes(b)		9.29	4/15/2029	1,284,000	1,261,658
					2,447,552
Aerospace & Defense — 2.9%
AAR Escrow Issuer LLC, Gtd. Notes(b)		6.75	3/15/2029	2,146,000	2,210,680
Bombardier, Inc., Sr. Unscd. Notes(b)		6.75	6/15/2033	1,564,000	1,634,080
Goat Holdco LLC, Sr. Scd. Notes(b),(c)		6.75	2/1/2032	2,711,000	2,781,201
TransDigm, Inc., Gtd. Notes(b)		6.38	5/31/2033	1,625,000	1,647,332
TransDigm, Inc., Sr. Scd. Notes(b)		6.38	3/1/2029	2,205,000	2,257,150
TransDigm, Inc., Sr. Scd. Notes(b)		6.88	12/15/2030	3,130,000	3,245,904
TransDigm, Inc., Sr. Scd. Notes(b)		7.13	12/1/2031	467,000	487,707
					14,264,054
Airlines — 1.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(b)		5.75	4/20/2029	2,317,451	2,328,054
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes(b),(c)		9.88	9/20/2031	2,145,000	2,177,448
United Airlines, Inc., Sr. Scd. Notes(b)		4.63	4/15/2029	1,871,000	1,843,765
					6,349,267
Automobiles & Components — 1.6%
Clarios Global LP/Clarios US Finance Co., Gtd. Notes(b)		6.75	9/15/2032	596,000	609,580
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b)		6.75	5/15/2028	1,470,000	1,503,607
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b)		6.75	2/15/2030	1,235,000	1,276,749
Forvia SE, Sr. Unscd. Notes(b),(c)		6.75	9/15/2033	1,128,000	1,145,127
Nissan Motor Co. Ltd., Sr. Unscd. Notes(b)		4.35	9/17/2027	909,000	892,535
Nissan Motor Co. Ltd., Sr. Unscd. Notes(b)		7.50	7/17/2030	641,000	673,195
Qnity Electronics, Inc., Sr. Scd. Notes(b)		5.75	8/15/2032	960,000	968,522
Qnity Electronics, Inc., Sr. Unscd. Notes(b)		6.25	8/15/2033	669,000	684,010
					7,753,325
Banks — .5%
Citigroup, Inc., Jr. Sub. Notes, Ser. X(d)		3.88	2/18/2026	2,614,000	2,592,740
Building Materials — 2.7%
Builders FirstSource, Inc., Gtd. Notes(b)		4.25	2/1/2032	1,482,000	1,394,966
Camelot Return Merger Sub, Inc., Sr. Scd. Notes(b)		8.75	8/1/2028	2,402,000	2,326,205
Cornerstone Building Brands, Inc., Sr. Scd. Notes(b)		9.50	8/15/2029	765,000	744,039
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes(b)		6.63	12/15/2030	3,180,000	3,272,853
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes(b),(c)		5.50	2/1/2030	1,520,000	1,484,452
Quikrete Holdings, Inc., Sr. Scd. Notes(b)		6.38	3/1/2032	1,756,000	1,820,312
Quikrete Holdings, Inc., Sr. Unscd. Notes(b)		6.75	3/1/2033	350,000	364,157
Standard Industries, Inc., Sr. Unscd. Notes(b)		4.75	1/15/2028	1,834,000	1,819,737
					13,226,721
Chemicals — 1.6%
Inversion Escrow Issuer LLC, Sr. Scd. Notes(b)		6.75	8/1/2032	970,000	956,167
Olympus Water US Holding Corp., Sr. Scd. Notes(b)		7.25	2/15/2033	1,224,000	1,226,040
Olympus Water US Holding Corp., Sr. Scd. Notes(b)	EUR	9.63	11/15/2028	640,000	788,450
Olympus Water US Holding Corp., Sr. Scd. Notes(b)		9.75	11/15/2028	963,000	1,011,270
Rain Carbon, Inc., Sr. Scd. Notes(b)		12.25	9/1/2029	1,551,000	1,662,855
WR Grace Holdings LLC, Sr. Unscd. Notes(b)		5.63	8/15/2029	2,253,000	2,095,938
					7,740,720

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 90.1% (continued)
Collateralized Loan Obligations Debt — 1.5%
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Month EURIBOR +6.10%)(b),(e)	EUR	8.12	4/20/2032	1,450,000	1,708,373
ASSURANT II Ltd. CLO, Ser. 2018-2A, Cl. E, (3 Month TSFR +5.86%)(b),(e)		10.19	4/20/2031	800,000	800,299
Diameter Capital 3 Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.25%)(b),(e)		9.57	1/15/2038	800,000	813,706
Palmer Square Loan Funding Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.90%)(b),(e)		10.22	4/15/2031	800,000	803,463
Rockford Tower Ltd. CLO, Ser. 2022-2A, Cl. ER, (3 Month TSFR +8.12%)(b),(e)		12.45	10/20/2035	750,000	744,470
St. Pauls CLO, Ser. 11A, Cl. E, (3 Month EURIBOR +6.00%)(b),(e)	EUR	8.04	1/17/2032	1,000,000	1,176,072
Trimaran Cavu Ltd. CLO, Ser. 2019-1A, Cl. ER, (3 Month TSFR +6.00%)(b),(e)		10.33	1/20/2037	1,400,000	1,398,392
					7,444,775
Commercial & Professional Services — 3.7%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(b)		7.00	5/21/2030	1,968,000	2,040,422
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes(b)		6.88	6/15/2030	1,010,000	1,038,972
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Notes(b)		4.63	6/1/2028	880,000	863,313
Belron UK Finance PLC, Sr. Scd. Notes(b),(c)		5.75	10/15/2029	1,777,000	1,801,770
House of HR Group BV, Sr. Scd. Bonds(b)	EUR	9.00	11/3/2029	700,000	814,896
ION Platform Finance US, Inc., Sr. Scd. Notes(b)		7.88	9/30/2032	978,000	971,575
Raven Acquisition Holdings LLC, Sr. Scd. Notes(b)		6.88	11/15/2031	2,186,000	2,251,947
The ADT Security Corp., Sr. Scd. Bonds(b)		5.88	10/15/2033	1,214,000	1,214,000
The ADT Security Corp., Sr. Scd. Notes(b),(c)		4.88	7/15/2032	1,035,000	1,003,683
United Rentals North America, Inc., Gtd. Notes(c)		3.75	1/15/2032	1,031,000	955,862
United Rentals North America, Inc., Gtd. Notes		4.00	7/15/2030	904,000	865,529
Veritiv Operating Co., Sr. Scd. Notes(b)		10.50	11/30/2030	1,068,000	1,147,542
Wand NewCo 3, Inc., Sr. Scd. Notes(b)		7.63	1/30/2032	2,676,000	2,821,574
					17,791,085
Consumer Discretionary — 6.3%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes(b)		7.88	4/30/2029	1,480,000	1,536,754
Caesars Entertainment, Inc., Sr. Scd. Notes(b)		7.00	2/15/2030	1,185,000	1,219,652
Carnival Corp., Gtd. Notes(b)		5.75	8/1/2032	1,310,000	1,334,796
Carnival Corp., Gtd. Notes(b)		6.13	2/15/2033	3,292,000	3,376,492
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes(b)		8.00	2/1/2028	1,243,000	1,230,425
Hilton Domestic Operating Co., Inc., Gtd. Notes(b)		4.00	5/1/2031	1,650,000	1,562,708
Light & Wonder International, Inc., Sr. Unscd. Notes(b)		6.25	10/1/2033	1,731,000	1,735,102
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes(b)		4.88	5/1/2029	1,834,000	1,784,061
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Sr. Scd. Notes(b)		8.25	4/15/2030	1,482,000	1,540,961
NCL Corp. Ltd., Sr. Unscd. Notes(b)		5.88	1/15/2031	946,000	946,646
NCL Corp. Ltd., Sr. Unscd. Notes(b)		6.75	2/1/2032	1,708,000	1,757,629
NCL Finance Ltd., Gtd. Notes(b)		6.13	3/15/2028	830,000	848,681
Resideo Funding, Inc., Gtd. Notes(b),(c)		4.00	9/1/2029	1,592,000	1,522,135
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Sr. Scd. Notes(b)		6.25	10/15/2030	623,000	628,944
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(b)		6.00	2/1/2033	3,021,000	3,099,186
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unscd. Notes(b)		6.63	3/1/2030	1,280,000	1,190,941
Station Casinos LLC, Gtd. Notes(b),(c)		4.63	12/1/2031	1,640,000	1,548,480
Viking Cruises Ltd., Sr. Unscd. Notes(b)		5.88	10/15/2033	938,000	939,831
Warnermedia Holdings, Inc., Gtd. Notes(c)		4.28	3/15/2032	1,188,000	1,089,990

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 90.1% (continued)
Consumer Discretionary — 6.3% (continued)
Warnermedia Holdings, Inc., Gtd. Notes		5.05	3/15/2042	1,140,000	910,797
Windsor Holdings III LLC, Sr. Scd. Notes(b)		8.50	6/15/2030	916,000	969,457
					30,773,668
Consumer Durables & Apparel — .7%
Beach Acquisition Bidco LLC, Sr. Scd. Bonds(b)	EUR	5.25	7/15/2032	860,000	1,037,473
Beach Acquisition Bidco LLC, Sr. Unscd. Notes(b),(f)		10.00	7/15/2033	1,158,000	1,251,986
S&S Holdings LLC, Sr. Scd. Notes(b)		8.38	10/1/2031	1,100,000	1,079,368
					3,368,827
Diversified Financials — 5.3%
Encore Capital Group, Inc., Sr. Scd. Notes(b)		8.50	5/15/2030	2,201,000	2,339,214
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes		9.75	1/15/2029	1,209,000	1,221,695
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes(b)		10.00	11/15/2029	983,000	988,571
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b)		6.13	11/1/2032	2,056,000	2,085,420
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b)		7.13	4/30/2031	2,369,000	2,486,685
OneMain Finance Corp., Gtd. Notes		7.50	5/15/2031	609,000	637,161
OneMain Finance Corp., Gtd. Notes		7.88	3/15/2030	1,098,000	1,162,727
Osaic Holdings, Inc., Gtd. Notes(b)		8.00	8/1/2033	1,180,000	1,223,952
PennyMac Financial Services, Inc., Gtd. Notes(b)		6.75	2/15/2034	1,409,000	1,438,450
PennyMac Financial Services, Inc., Gtd. Notes(b)		7.13	11/15/2030	1,081,000	1,126,566
PHH Escrow Issuer LLC/PHH Corp., Sr. Unscd. Notes(b)		9.88	11/1/2029	1,225,000	1,242,750
Rocket Cos., Inc., Gtd. Notes(b)		6.13	8/1/2030	966,000	992,135
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(b),(c)		4.00	10/15/2033	1,743,000	1,593,126
UWM Holdings LLC, Gtd. Notes(b)		6.25	3/15/2031	1,259,000	1,253,791
UWM Holdings LLC, Gtd. Notes(b)		6.63	2/1/2030	1,706,000	1,736,986
VFH Parent LLC/Valor Co-Issuer, Inc., Sr. Scd. Bonds(b)		7.50	6/15/2031	3,903,000	4,039,269
					25,568,498
Electronic Components — .3%
WESCO Distribution, Inc., Gtd. Notes(b)		6.38	3/15/2033	1,247,000	1,293,561
Energy — 10.0%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes(b)		7.50	10/1/2029	1,485,000	1,549,807
Aris Water Holdings LLC, Gtd. Notes(b),(c)		7.25	4/1/2030	2,315,000	2,445,852
BKV Upstream Midstream LLC, Gtd. Notes(b)		7.50	10/15/2030	1,575,000	1,575,064
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes(b)		7.00	7/15/2029	1,092,000	1,133,171
Comstock Resources, Inc., Gtd. Notes(b)		5.88	1/15/2030	1,501,000	1,446,739
Comstock Resources, Inc., Gtd. Notes(b)		6.75	3/1/2029	1,631,000	1,629,470
CQP Holdco LP/BIP-V Chinook Holdco LLC, Sr. Scd. Notes(b)		5.50	6/15/2031	2,377,000	2,356,461
Energy Transfer LP, Jr. Sub. Notes, Ser. B(c),(d)		6.63	2/15/2028	3,318,000	3,316,222
Gulfport Energy Operating Corp., Gtd. Notes(b)		6.75	9/1/2029	2,929,000	3,009,382
Matador Resources Co., Gtd. Notes(b)		6.50	4/15/2032	1,449,000	1,463,880
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes(b)		8.25	9/1/2031	1,376,000	1,349,358
Noble Finance II LLC, Gtd. Notes(b)		8.00	4/15/2030	1,315,000	1,362,082
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b)		7.88	10/15/2033	790,000	787,368
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b)		8.13	3/1/2028	1,454,000	1,479,545
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b)		8.75	6/15/2031	2,523,000	2,609,652
Northriver Midstream Finance LP, Sr. Scd. Notes(b)		6.75	7/15/2032	1,573,000	1,609,613
Rockies Express Pipeline LLC, Sr. Unscd. Notes(b)		4.80	5/15/2030	2,199,000	2,148,671
SM Energy Co., Sr. Unscd. Notes(b)		6.75	8/1/2029	1,694,000	1,703,441
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes(b)		5.50	10/15/2029	4,129,000	4,043,610
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)		4.13	8/15/2031	3,068,000	2,897,797
Venture Global LNG, Inc., Jr. Sub. Notes(b),(c),(d)		9.00	9/30/2029	2,854,000	2,830,539

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 90.1% (continued)
Energy — 10.0% (continued)
Venture Global LNG, Inc., Sr. Scd. Notes(b)		8.13	6/1/2028	732,000	758,184
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(b)		6.50	1/15/2034	3,096,000	3,260,962
WBI Operating LLC, Sr. Unscd. Notes(b)		6.50	10/15/2033	1,968,000	1,968,000
					48,734,870
Environmental Control — .8%
Madison IAQ LLC, Sr. Scd. Notes(b)		4.13	6/30/2028	1,984,000	1,938,121
Waste Pro USA, Inc., Sr. Unscd. Notes(b)		7.00	2/1/2033	1,964,000	2,039,215
					3,977,336
Food Products — 2.6%
Bellis Acquisition Co. PLC, Sr. Scd. Bonds(b)	GBP	8.13	5/14/2030	880,000	1,134,083
Fiesta Purchaser, Inc., Sr. Scd. Notes(b)		7.88	3/1/2031	1,008,000	1,065,081
Fiesta Purchaser, Inc., Sr. Unscd. Notes(b)		9.63	9/15/2032	1,625,000	1,758,400
Froneri Lux FinCo Sarl, Sr. Scd. Notes(b)		6.00	8/1/2032	1,710,000	1,714,120
Post Holdings, Inc., Gtd. Notes(b)		4.63	4/15/2030	2,176,000	2,100,204
Post Holdings, Inc., Gtd. Notes(b)		5.50	12/15/2029	1,400,000	1,395,924
Post Holdings, Inc., Gtd. Notes(b)		6.38	3/1/2033	851,000	861,049
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes(b)		4.63	3/1/2029	2,824,000	2,711,572
					12,740,433
Forest Products & Paper — .1%
Mercer International, Inc., Sr. Unscd. Notes(b),(c)		12.88	10/1/2028	490,000	446,540
Health Care — 7.1%
1261229 BC Ltd., Sr. Scd. Notes(b)		10.00	4/15/2032	2,588,000	2,654,879
Bausch Health Americas, Inc., Gtd. Notes(b)		8.50	1/31/2027	644,000	638,172
Bausch Health Cos., Inc., Sr. Scd. Notes(b)		11.00	9/30/2028	1,392,000	1,448,987
Centene Corp., Sr. Unscd. Notes		4.63	12/15/2029	1,771,000	1,718,279
Cheplapharm Arzneimittel GmbH, Sr. Scd. Notes(b)		5.50	1/15/2028	566,000	553,251
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)		5.25	5/15/2030	565,000	511,635
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)		9.75	1/15/2034	942,000	966,257
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)		10.88	1/15/2032	2,694,000	2,856,575
Insulet Corp., Sr. Unscd. Notes(b)		6.50	4/1/2033	1,184,000	1,231,990
IQVIA, Inc., Gtd. Notes(b)		6.25	6/1/2032	1,306,000	1,344,385
LifePoint Health, Inc., Sr. Unscd. Notes(b)		10.00	6/1/2032	1,020,000	1,072,233
Medline Borrower LP, Sr. Scd. Notes(b)		3.88	4/1/2029	2,094,000	2,021,085
Medline Borrower LP, Sr. Unscd. Notes(b)		5.25	10/1/2029	1,014,000	1,005,983
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Scd. Notes(b)		6.25	4/1/2029	1,758,000	1,804,859
Option Care Health, Inc., Gtd. Notes(b)		4.38	10/31/2029	2,344,000	2,262,723
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes(b),(c)		6.75	5/15/2034	1,172,000	1,125,280
Radiology Partners, Inc., Sr. Scd. Notes(b)		8.50	7/15/2032	1,598,000	1,655,666
Select Medical Corp., Gtd. Notes(b),(c)		6.25	12/1/2032	810,000	811,093
Sotera Health Holdings LLC, Sr. Scd. Notes(b)		7.38	6/1/2031	1,479,000	1,554,825
Team Health Holdings, Inc., Sr. Scd. Notes(b)		8.38	6/30/2028	220,000	224,932
Tenet Healthcare Corp., Sr. Scd. Notes		4.25	6/1/2029	875,000	855,269
Tenet Healthcare Corp., Sr. Scd. Notes		4.63	6/15/2028	1,515,000	1,502,509
Tenet Healthcare Corp., Sr. Scd. Notes		6.13	6/15/2030	1,132,000	1,147,856
Tenet Healthcare Corp., Sr. Scd. Notes(c)		6.75	5/15/2031	2,050,000	2,123,951
US Acute Care Solutions LLC, Sr. Scd. Notes(b)		9.75	5/15/2029	1,193,000	1,223,102
					34,315,776
Industrial — 2.0%
Arcosa, Inc., Gtd. Notes(b)		6.88	8/15/2032	1,240,000	1,296,194

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 90.1% (continued)
Industrial — 2.0% (continued)
Artera Services LLC, Sr. Scd. Notes(b),(c)		8.50	2/15/2031	935,000	826,982
Chart Industries, Inc., Sr. Scd. Notes(b)		7.50	1/1/2030	1,167,000	1,215,996
CTEC II GmbH, Sr. Unscd. Bonds(b)	EUR	5.25	2/15/2030	909,000	994,352
Dycom Industries, Inc., Gtd. Notes(b)		4.50	4/15/2029	2,389,000	2,335,365
GrafTech Finance, Inc., Scd. Notes(b)		4.63	12/23/2029	1,850,000	1,304,836
GrafTech Global Enterprises, Inc., Scd. Notes(b)		9.88	12/23/2029	338,000	289,835
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, Sr. Scd. Notes(b)		9.00	2/15/2029	1,295,000	1,355,141
					9,618,701
Information Technology — 4.3%
AthenaHealth Group, Inc., Sr. Unscd. Notes(b)		6.50	2/15/2030	4,690,000	4,655,636
Cloud Software Group, Inc., Scd. Notes(b)		9.00	9/30/2029	1,413,000	1,467,176
Cloud Software Group, Inc., Sr. Scd. Notes(b)		6.50	3/31/2029	1,778,000	1,795,994
CoreLogic, Inc., Sr. Scd. Notes(b)		4.50	5/1/2028	2,405,000	2,339,650
CoreWeave, Inc., Gtd. Notes(b)		9.25	6/1/2030	1,341,000	1,386,599
Elastic NV, Sr. Unscd. Notes(b)		4.13	7/15/2029	2,965,000	2,849,627
Ellucian Holdings, Inc., Sr. Scd. Notes(b)		6.50	12/1/2029	1,665,000	1,695,666
SS&C Technologies, Inc., Gtd. Notes(b)		6.50	6/1/2032	1,011,000	1,046,362
UKG, Inc., Sr. Scd. Notes(b)		6.88	2/1/2031	3,557,000	3,672,923
					20,909,633
Insurance — 4.9%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Bonds(b)		6.75	7/1/2032	2,039,000	2,101,198
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(b)		8.25	2/1/2029	1,596,000	1,667,017
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(b)		6.75	4/15/2028	1,520,000	1,548,150
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(b)		7.00	1/15/2031	2,779,000	2,873,537
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes(b)		7.38	10/1/2032	1,116,000	1,151,357
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Sr. Unscd. Notes(b)		7.88	11/1/2029	1,075,000	1,122,784
Ardonagh Finco Ltd., Sr. Scd. Bonds(b)	EUR	6.88	2/15/2031	1,020,000	1,242,750
Ardonagh Finco Ltd., Sr. Scd. Notes(b)		7.75	2/15/2031	2,797,000	2,928,932
Ardonagh Group Finance Ltd., Sr. Unscd. Notes(b)		8.88	2/15/2032	1,478,000	1,554,981
Global Atlantic Fin Co., Gtd. Notes(b),(c)		7.95	6/15/2033	1,318,000	1,528,468
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes(b)		7.25	2/15/2031	843,000	868,586
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes(b)		8.13	2/15/2032	770,000	799,566
Jones Deslauriers Insurance Management, Inc., Sr. Unscd. Notes(b)		6.88	10/1/2033	1,877,000	1,868,334
The Nassau Companies of New York, Sr. Unscd. Notes(b),(c)		7.88	7/15/2030	2,483,000	2,538,023
					23,793,683
Internet Software & Services — 2.4%
Arches Buyer, Inc., Sr. Unscd. Notes(b)		6.13	12/1/2028	2,640,000	2,590,320
Cablevision Lightpath LLC, Sr. Scd. Notes(b),(c)		3.88	9/15/2027	1,384,000	1,344,800
Gen Digital, Inc., Gtd. Notes(b)		6.25	4/1/2033	3,189,000	3,263,556
Gen Digital, Inc., Gtd. Notes(b)		6.75	9/30/2027	717,000	728,630
Match Group Holdings II LLC, Sr. Unscd. Notes(b)		4.13	8/1/2030	1,857,000	1,755,585
Rakuten Group, Inc., Sr. Unscd. Notes(b)		9.75	4/15/2029	1,147,000	1,290,793
United Group BV, Sr. Scd. Bonds(b)	EUR	5.25	2/1/2030	670,000	779,501
					11,753,185

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 90.1% (continued)
Materials — 1.9%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(b)	8.75	4/15/2030	2,589,000	2,661,992
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(b)	6.88	1/15/2030	1,171,000	1,202,686
Graphic Packaging International LLC, Gtd. Notes(b)	6.38	7/15/2032	967,000	983,165
LABL, Inc., Sr. Scd. Notes(b)	9.50	11/1/2028	1,411,000	1,200,462
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds(b)	7.88	4/15/2027	1,241,000	1,254,717
Sealed Air Corp., Gtd. Notes(b)	5.00	4/15/2029	2,064,000	2,054,166
				9,357,188
Media — 6.2%
Block Communications, Inc., Gtd. Notes(b)	4.88	3/1/2028	1,244,000	1,192,461
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(c)	4.25	1/15/2034	1,118,000	967,280
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(c)	4.50	5/1/2032	3,176,000	2,892,355
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b)	5.00	2/1/2028	2,941,000	2,915,105
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b)	5.38	6/1/2029	2,885,000	2,867,940
CSC Holdings LLC, Gtd. Notes(b)	11.25	5/15/2028	827,000	766,239
CSC Holdings LLC, Gtd. Notes(b)	11.75	1/31/2029	2,751,000	2,315,157
Directv Financing LLC/Directv Financing Co-Obligor, Inc., Sr. Scd. Notes(b)	10.00	2/15/2031	2,462,000	2,460,232
Discovery Communications LLC, Gtd. Notes	3.95	3/20/2028	645,000	630,220
Discovery Communications LLC, Gtd. Notes	4.13	5/15/2029	1,341,000	1,291,953
DISH DBS Corp., Gtd. Notes	5.13	6/1/2029	940,000	804,654
DISH DBS Corp., Gtd. Notes	7.38	7/1/2028	1,731,000	1,596,847
DISH DBS Corp., Sr. Scd. Notes(b)	5.75	12/1/2028	781,000	749,362
Gray Media, Inc., Sr. Scd. Notes(b)	7.25	8/15/2033	1,259,000	1,248,396
Sinclair Television Group, Inc., Sr. Scd. Bonds(b)	8.13	2/15/2033	2,022,000	2,076,746
Sirius XM Radio LLC, Gtd. Notes(b)	4.13	7/1/2030	1,260,000	1,182,635
Sunrise FinCo I BV, Sr. Scd. Notes(b),(c)	4.88	7/15/2031	1,630,000	1,553,993
The EW Scripps Company, Sr. Scd. Notes(b)	9.88	8/15/2030	979,000	919,832
Virgin Media Secured Finance PLC, Sr. Scd. Notes(b)	5.50	5/15/2029	1,507,000	1,491,056
				29,922,463
Metals & Mining — 2.0%
Arsenal AIC Parent LLC, Sr. Scd. Notes(b),(c)	8.00	10/1/2030	2,490,000	2,639,517
Cleveland-Cliffs, Inc., Gtd. Notes(b)	6.88	11/1/2029	1,119,000	1,141,291
Cleveland-Cliffs, Inc., Gtd. Notes(b)	7.38	5/1/2033	710,000	725,386
Fortescue Treasury Pty Ltd., Sr. Unscd. Notes(b),(c)	6.13	4/15/2032	1,523,000	1,574,946
Novelis Corp., Gtd. Notes(b)	4.75	1/30/2030	1,330,000	1,284,106
Samarco Mineracao SA, Sr. Unscd. Notes(b),(f)	9.50	6/30/2031	1,953,836	1,965,197
Samarco Mineracao SA, Sr. Unscd. Notes(f)	9.50	6/30/2031	267,458	269,014
				9,599,457
Real Estate — 3.0%
Iron Mountain, Inc., Gtd. Notes(b)	5.00	7/15/2028	1,440,000	1,432,329
Iron Mountain, Inc., Gtd. Notes(b)	5.25	3/15/2028	1,000,000	999,062
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer, Sr. Scd. Notes(b)	4.88	5/15/2029	1,780,000	1,736,909
Rithm Capital Corp., Sr. Unscd. Notes(b)	8.00	4/1/2029	2,667,000	2,731,907
Rithm Capital Corp., Sr. Unscd. Notes(b)	8.00	7/15/2030	1,208,000	1,237,723
RLJ Lodging Trust LP, Sr. Scd. Notes(b)	4.00	9/15/2029	1,647,000	1,556,628
Starwood Property Trust, Inc., Sr. Unscd. Notes(b)	6.50	7/1/2030	627,000	649,032
Starwood Property Trust, Inc., Sr. Unscd. Notes(b)	7.25	4/1/2029	1,425,000	1,498,095
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes(b)	6.00	1/15/2030	1,233,000	1,117,543
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(b)	6.50	2/15/2029	1,531,000	1,439,171
				14,398,399

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 90.1% (continued)
Retailing — 2.4%
1011778 BC ULC/New Red Finance, Inc., Scd. Notes(b)		4.00	10/15/2030	1,761,000	1,661,448
Carvana Co., Sr. Scd. Notes(b),(f)		9.00	6/1/2031	1,658,500	1,879,027
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes(b)		4.63	1/15/2029	1,064,000	1,013,517
LBM Acquisition LLC, Gtd. Notes(b)		6.25	1/15/2029	1,314,000	1,217,532
PetSmart LLC/PetSmart Finance Corp., Gtd. Notes(b)		10.00	9/15/2033	676,000	683,881
PetSmart LLC/PetSmart Finance Corp., Sr. Scd. Notes(b)		7.50	9/15/2032	1,217,000	1,221,851
QXO Building Products, Inc., Sr. Scd. Bonds(b)		6.75	4/30/2032	1,234,000	1,280,764
Staples, Inc., Sr. Scd. Notes(b)		10.75	9/1/2029	1,519,000	1,509,536
White Cap Buyer LLC, Sr. Unscd. Notes(b)		6.88	10/15/2028	1,223,000	1,220,480
					11,688,036
Semiconductors & Semiconductor Equipment — 1.0%
Entegris, Inc., Gtd. Notes(b)		5.95	6/15/2030	2,590,000	2,629,459
Kioxia Holdings Corp., Gtd. Notes(b)		6.63	7/24/2033	1,917,000	1,972,890
					4,602,349
Technology Hardware & Equipment — .7%
Virtusa Corp., Sr. Unscd. Notes(b)		7.13	12/15/2028	3,424,000	3,357,644
Telecommunication Services — 4.0%
Altice France SA, Sr. Scd. Notes(b),(g)		8.13	2/1/2027	3,060,000	2,927,549
CommScope Technologies LLC, Gtd. Notes(b)		5.00	3/15/2027	562,000	558,067
EchoStar Corp., Sr. Scd. Notes		10.75	11/30/2029	2,732,000	3,007,795
Fibercop SpA, Sr. Scd. Notes(b)		7.72	6/4/2038	996,000	1,009,652
Hughes Satellite Systems Corp., Gtd. Notes		6.63	8/1/2026	470,000	447,403
Hughes Satellite Systems Corp., Sr. Scd. Notes(c)		5.25	8/1/2026	626,000	614,422
Level 3 Financing, Inc., Gtd. Notes(b)		3.75	7/15/2029	1,184,000	1,015,195
Level 3 Financing, Inc., Sr. Scd. Bonds(b)		6.88	6/30/2033	774,000	789,492
Level 3 Financing, Inc., Sr. Scd. Notes(b)		7.00	3/31/2034	778,000	792,065
Lumen Technologies, Inc., Sr. Scd. Notes(b)		4.13	4/15/2029	520,050	512,499
Lumen Technologies, Inc., Sr. Scd. Notes(b)		10.00	10/15/2032	1,087,000	1,101,031
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P		7.60	9/15/2039	1,788,000	1,676,250
Lumen Technologies, Inc., Sr. Unscd. Notes(b)		5.38	6/15/2029	1,260,000	1,155,793
Maya SAS/Paris France, Sr. Scd. Notes(b)		7.00	4/15/2032	1,240,000	1,266,107
Maya SAS/Paris France, Sr. Scd. Notes(b)		8.50	4/15/2031	1,185,000	1,271,888
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes(b)		8.25	10/1/2031	1,267,000	1,313,437
					19,458,645
Transportation — .9%
Beacon Mobility Corp., Sr. Scd. Notes(b)		7.25	8/1/2030	1,896,000	1,972,606
SGL Group ApS, Sr. Scd. Bonds, (3 Month EURIBOR +4.25%)(e)	EUR	6.28	2/24/2031	625,000	717,339
Stonepeak Nile Parent LLC, Sr. Scd. Notes(b)		7.25	3/15/2032	1,748,000	1,842,142
					4,532,087
Utilities — 4.9%
Alpha Generation LLC, Sr. Unscd. Notes(b)		6.75	10/15/2032	2,275,000	2,350,076
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(b)		6.38	2/15/2032	3,270,000	3,353,879
ContourGlobal Power Holdings SA, Sr. Scd. Bonds(b)		6.75	2/28/2030	2,563,000	2,665,494
NRG Energy, Inc., Gtd. Notes(b)		3.88	2/15/2032	1,390,000	1,281,949
NRG Energy, Inc., Gtd. Notes(b)		6.25	11/1/2034	1,212,000	1,243,168
NRG Energy, Inc., Jr. Sub. Bonds(b),(d)		10.25	3/15/2028	995,000	1,087,705
NRG Energy, Inc., Sr. Unscd. Notes(b)		5.75	1/15/2034	623,000	622,754
PG&E Corp., Sr. Scd. Notes		5.00	7/1/2028	820,000	813,033

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 90.1% (continued)
Utilities — 4.9% (continued)
PG&E Corp., Sr. Scd. Notes(c)	5.25	7/1/2030	1,299,000	1,281,814
Vistra Operations Co. LLC, Gtd. Notes(b)	4.38	5/1/2029	1,200,000	1,175,755
Vistra Operations Co. LLC, Gtd. Notes(b)	6.88	4/15/2032	2,785,000	2,914,800
Vistra Operations Co. LLC, Gtd. Notes(b)	7.75	10/15/2031	2,235,000	2,366,680
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b)	3.88	10/15/2026	1,017,000	1,003,174
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b),(c)	8.38	1/15/2031	1,629,000	1,708,463
				23,868,744
Total Bonds and Notes (cost $424,890,018)				437,689,962
Convertible Bonds and Notes — .3%
Media — .1%
Cable One, Inc., Gtd. Notes	1.13	3/15/2028	566,000	484,496
Utilities — .2%
PG&E Corp., Sr. Scd. Notes	4.25	12/1/2027	996,000	1,009,745
Total Convertible Bonds and Notes (cost $1,482,827)				1,494,241

	Shares
Exchange-Traded Funds — 1.7%
Registered Investment Companies — 1.7%
Invesco Senior Loan ETF(c)	69,807	1,461,061
iShares iBoxx $ High Yield Corporate Bond ETF(c)	31,880	2,588,337
Janus Henderson B-BBB CLO ETF	30,275	1,458,347
SPDR Bloomberg High Yield Bond ETF(c)	26,455	2,592,325
Total Exchange-Traded Funds (cost $7,858,780)		8,100,070

	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)
Fixed Rate Loan Interests — 1.1%
Information Technology — .2%
X.AI LLC, Initial Fixed Rate Term Loan	12.50	6/28/2030	965,829	1,003,598
Technology Hardware & Equipment — .9%
X Corp., Tranche Term Loan B-3	9.50	10/29/2029	4,452,802	4,472,906
Total Fixed Rate Loan Interests (cost $5,403,831)				5,476,504
Floating Rate Loan Interests — 4.4%
Automobiles & Components — .4%
Burgess Point Purchaser Corp., Initial Term Loan, (1 Month TSFR +5.35%)(e)	9.51	7/25/2029	643,346	561,371
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month TSFR +5.26%)(e),(g)	9.57	3/30/2027	1,460,319	664,445
IXS Holdings, Inc., Initial Term Loan, (3 Month TSFR +5.50%)(e)	8.04	9/21/2029	745,000	744,382
				1,970,198
Chemicals — .2%
Geon Performance Solutions LLC, 2024 Refinancing Term Loan, (3 Month TSFR +4.51%)(e)	8.51	8/18/2028	806,058	757,896
Commercial & Professional Services — .3%
Vaco Holdings LLC, Initial Term Loan, (3 Month TSFR +5.15%)(e)	9.15	1/22/2029	1,759,717	1,520,272
Consumer Discretionary — .2%
Crown Finance US, Inc., Term Loan B, (1 Month TSFR +4.50%)(e)	8.78	12/2/2031	746,130	745,526

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 4.4% (continued)
Diversified Financials — .3%
OID-OL Intermediate I LLC, Initial Second Out Term Loan, (3 Month TSFR +4.40%)(e)		10.31	2/1/2029	640,000	539,069
Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, (3 Month TSFR +5.00%)(e),(f)		9.31	5/28/2027	745,321	717,505
					1,256,574
Food Products — .2%
Max US BidCo, Inc., Initial Term Loan, (3 Month TSFR +5.00%)(e)		9.00	10/2/2030	1,132,864	1,109,046
Health Care — .5%
1261229 B.C. Ltd., Initial Term Loan, (1 Month TSFR +6.25%)(e)		8.04	10/8/2030	1,317,697	1,301,634
Inovie Group, Senior Facility Term Loan B, (3 Month EURIBOR +4.00%)(e)	EUR	5.98	3/3/2028	1,000,000	1,028,873
					2,330,507
Industrial — .2%
Optimus Bidco SAS, Term Loan B, (3 Month EURIBOR +5.00%)(e)	EUR	7.00	1/2/2029	1,000,000	1,043,437
Information Technology — .5%
Flash Charm, Inc., 2024 Term Loan B-2, (3 Month TSFR +3.50%)(e)		7.80	3/2/2028	839,597	738,845
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (3 Month TSFR +3.85%)(e)		8.16	11/30/2026	1,039,639	985,646
Polaris Newco LLC, First Lien Dollar Term Loan, (3 Month TSFR +4.00%)(e)		8.32	6/5/2028	777,974	751,449
					2,475,940
Internet Software & Services — .6%
MH Sub I LLC, 2023 May New Term Loan, (3 Month TSFR +4.25%)(e)		8.25	5/3/2028	1,812,097	1,747,540
MH Sub I LLC, Second Lien Term Loan, (1 Month TSFR +6.25%)(e)		10.41	2/23/2029	854,000	745,982
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month TSFR +4.75%)(e)		8.91	3/15/2030	606,131	602,343
					3,095,865
Media — .2%
Gray Media, Inc., Term Loan F, (1 Month TSFR +5.25%)(e)		9.53	6/4/2029	23,459	23,505
The E.W. Scripps Co., New Tranche Term Loan B-2, (1 Month TSFR +5.75%)(e)		6.59	6/30/2028	801,754	811,944
					835,449
Real Estate — .2%
Emeria SASU, Facility Term Loan B, (3 Month EURIBOR +3.50%)(e)	EUR	5.50	3/27/2028	1,000,000	1,014,350
Technology Hardware & Equipment — .1%
Peraton Corp., First Lien Term Loan B, (1 Month TSFR +3.85%)(e)		8.01	2/1/2028	856,853	724,846
Telecommunication Services — .5%
Altice France SA, USD Term Loan B-14, (3 Month TSFR +5.50%)(e)		9.82	8/31/2028	1,855,932	1,800,254
Zayo Group Holdings, Inc., Dollar Term Loan, (1 Month TSFR +3.61%)(e),(f)		7.77	3/11/2030	730,013	710,548
					2,510,802
Total Floating Rate Loan Interests (cost $22,402,674)					21,390,708

	1-Day Yield (%)	Shares
Investment Companies — 2.8%
Registered Investment Companies — 2.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $13,263,911)	4.28	13,263,911	13,263,911

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — 4.0%
Registered Investment Companies — 4.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $19,404,869)	4.28	19,404,869	19,404,869
Total Investments (cost $494,706,910)		104.4%	506,820,265
Liabilities, Less Cash and Receivables		(4.4%)	(21,146,799)
Net Assets		100.0%	485,673,466

ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to $401,546,276 or 82.7% of net assets.

(c)
Security, or portion thereof, on loan. At September 30, 2025, the value of the fund’s securities on loan was $36,073,376 and the value of the collateral was
$37,672,377, consisting of cash collateral of $19,404,869 and U.S. Government & Agency securities valued at $18,267,508.  In addition, the value of collateral may include pending sales that are also on loan.

(d)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(e)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(f)	Payment-in-kind security and interest may be paid in additional par.
(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at September 30,
2025 was $3,591,994, which represented .0% of net assets.

(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets, Inc.
United States Dollar	3,033,251	British Pound	2,245,000	10/20/2025	13,604
Euro	1,000,000	United States Dollar	1,173,513	10/20/2025	2,005
United States Dollar	15,999,535	Euro	13,660,000	10/20/2025	(58,048)
British Pound	700,000	United States Dollar	947,043	10/20/2025	(5,504)
Goldman Sachs & Co. LLC
Euro	1,000,000	United States Dollar	1,181,529	10/20/2025	(6,011)
Gross Unrealized Appreciation					15,609
Gross Unrealized Depreciation					(69,563)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon High Yield Fund
September 30, 2025 (Unaudited)
The following is a summary of the inputs used as of September 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	7,444,775	—	7,444,775
Convertible Corporate Bonds and Notes	—	1,494,241	—	1,494,241
Corporate Bonds and Notes	—	430,245,187	—	430,245,187
Exchange-Traded Funds	8,100,070	—	—	8,100,070
Fixed Rate Loan Interests	—	5,476,504	—	5,476,504
Floating Rate Loan Interests	—	21,390,708	—	21,390,708
Investment Companies	32,668,780	—	—	32,668,780
	40,768,850	466,051,415	—	506,820,265
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	15,609	—	15,609
	—	15,609	—	15,609
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(69,563)	—	(69,563)
	—	(69,563)	—	(69,563)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, floating rate loan interests, fixed rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2025 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at September 30, 2025 are set forth in the Schedule of Investments.
At September 30, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $12,059,401, consisting of $14,477,192 gross unrealized appreciation and $2,417,791 gross unrealized depreciation.
At September 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.